Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts receivable
Accounts Receivable

4. Accounts Receivable

Accounts receivable are all current as at December 31, 2021. US$200,000 (CDN$246,922) of outstanding trade receivables was received in February 2022.

	December 31,	December 31,
	2021	2020
Trade receivables	$806,460	$804,059
Other receivables	35,107	161,489
	841,567	965,548
Allowance for doubtful accounts	-	-
Net accounts receivable	841,567	965,548

The entire trade receivable was with one client as at December 31, 2021 and 2020.